Short-term Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Investments [Abstract]
Private securities	R$ 213,653	R$ 114,839
Government securities	25,309	21,447
Total	238,962	136,286
Current	201,975	21,447
Non-current	R$ 36,987	R$ 114,839